Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Average market value of common shares	$ 26.46	$ 27.46	$ 26.01	$ 27.48